Restructuring and Related Activities	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure
Note 18. Restructuring costs
During the year ended December 31, 2023, the Company initiated certain restructuring activities for some parts of its operations, as part of aligning the business to the Company's growth strategy and streamlining the organization for improved efficiency. In connection with these activities, certain operations were discontinued, and others were divested. These restructuring activities resulted in an impairment charge to fixed assets, inventory write-off, employees related expenses and other charges for a total amount of $19.2 million. During the year ended December 31, 2023 the Company recorded restructuring charges of $12.3 million, $2.7 million and $4.2 million under cost of revenues; research and development and selling, general and administrative, respectively. The restructuring activities were substantially completed the implementation of this initiative by December 31, 2023.
In August 2024, the Company announced a cost savings initiative (the “2024 Restructuring Plan”) that includes a global workforce reduction. As a result of this restructuring plan, the Company expects $40 million of aggregate annualized cost savings. The Company substantially completed the implementation of this initiative by the end of 2024.
During the twelve months ended December 31, 2024 the Company recorded the following activity related to the 2024 Restructuring Plan in accrued expenses and other current liabilities on its balance sheet (in thousands):

Year ended December 31, 2024
(U.S. $ in thousands)
Accrued expenses and other current liabilities as of January 1, 2024	$—
Restructuring charges	10,058
Cash payments	(6,199)
Accrued expenses and other current liabilities as of December 31, 2024	$3,859
During the twelve months ended December 31, 2024 the Company recognized the following restructuring charges, which were expensed as follows (in thousands):

Year ended December 31, 2024
(U.S. $ in thousands)
Cost of revenues	$571
Research and development, net	4,373
Selling, general and administrative	5,114
Total restructuring charges	$10,058